Financial instruments and risk management - Interest rate risk - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps [member] | US Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Notional amount	$ 5,700,000,000	$ 7,700,000,000
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Adjusted total borrowings	$ 12,500,000,000	$ 14,700,000,000
Weighted average maturity period	ten years	ten years
Description of sensitivity to changes in interest rate	the effect on net earnings of a 100 basis point increase in US dollar LIBOR interest rates, with all other variables held constant, would be a charge of US$8 million (2016: US$44 million). The Group has an exposure to interest rate volatility within shareholders’ equity arising from fair value movements on derivatives in the cash flow hedge reserve. These derivatives have an underlying exposure to sterling and US dollar rates. With all factors remaining constant and based on the composition of derivatives impacting the cash flow reserve at 31 December 2017, the sensitivity of a 100 basis point increase in interest rates in each of the currencies in isolation would impact equity, before tax, by a charge of US$84 million (2016: US$84 million charge) for sterling and a credit of US$88 million (2016: US$95 million credit) for US dollar. A 100 basis point decrease would have broadly the same impact in the opposite direction. These balances will not remain constant throughout 2018, and therefore this information should be used with care.
Interest rate risk [Member] | United Kingdom, Pounds
Disclosure Of Financial Instruments [Line Items]
Increase in financial derivative charges on interest rate before tax	$ 84,000,000	$ 84,000,000
Interest rate risk [Member] | US Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Increase in financial derivative charges on interest rate before tax	$ 88,000,000	$ 95,000,000
Interest rate risk [Member] | Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate	4.20%	4.00%
Interest rate risk [Member] | Floating interest rate [Member]
Disclosure Of Financial Instruments [Line Items]
Adjusted borrowings, interest rate	82.00%	81.00%
Net debt, interest rate basis	26.00%	65.00%
Interest rate risk [Member] | Fixed interest rate [Member]
Disclosure Of Financial Instruments [Line Items]
Adjusted borrowings, interest rate	18.00%	19.00%
Net debt, interest rate basis	74.00%	35.00%
Interest rate risk [Member] | LIBOR [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	100.00%
Borrowing cost recognised	$ 8,000,000	$ 44,000,000
Interest rate risk [Member] | Interest rate swaps [member]
Disclosure Of Financial Instruments [Line Items]
Description of hedging strategy	The Group hedges its interest rate risk by entering into interest rate derivatives to achieve its policies. The Group reviews the positions on a regular basis. During 2017 in conjunction with its liability management programme
Notional amount	$ 2,000,000,000
Outflows of cash from liability management programme	5,000,000
Accrued interest	$ 2,000,000